Property Plant and Equipment (Detail) (CAD) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	2,453,424	1,189,842
Accumulated Depreciation Property Plant And Equipment	290,709	269,733
Property, plant and equipment	2,162,715	920,109
Land
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	12,006	11,981
Property, plant and equipment	12,006	11,981
Equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	71,954	47,599
Accumulated Depreciation Property Plant And Equipment	26,697	21,865
Property, plant and equipment	45,257	25,734
Construction in progress
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	64,041	53,918
Property, plant and equipment	64,041	53,918
Generation | Renewable Energy
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	1,244,912	488,920
Accumulated Depreciation Property Plant And Equipment	119,809	117,740
Property, plant and equipment	1,125,103	371,180
Generation | Thermal
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	208,183	194,080
Accumulated Depreciation Property Plant And Equipment	78,336	78,776
Property, plant and equipment	129,847	115,304
Distribution | Water & wastewater
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	240,376	239,190
Accumulated Depreciation Property Plant And Equipment	52,162	48,716
Property, plant and equipment	188,214	190,474
Distribution | Electricity
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	259,461	154,154
Accumulated Depreciation Property Plant And Equipment	7,765	2,636
Property, plant and equipment	251,696	151,518
Distribution | Gas
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	352,491
Accumulated Depreciation Property Plant And Equipment	5,940
Property, plant and equipment	346,551